DELAWARE GROUP EQUITY FUNDS IV

Delaware Growth Opportunities Fund
Delaware Diversified Growth Fund

(each a "Fund")

Supplement to the Funds'
Statement of Additional Information
dated November 30, 2001

The Board of Trustees has approved the following changes in sales charges for Class B share purchases effective November 18, 2002. Please carefully review the changes with your financial advisor when making an investment decision as to which class of shares best suits your investment goals and time frame and whether to make your investment before or after November 18, 2002.

All references in this Statement of Additional Information (SAI) to the Class B contingent deferred sales charge (CDSC) are replaced with the new Class B contingent deferred sales charge of 4.00% during the first year, 3.25% during the second year, 2.75% during the third year, 2.25% during the fourth and fifth years, 1.50% during the sixth year and 0% thereafter. The maximum amount of Class B shares that may be purchased at any one time will be lowered to $100,000. The Class A sales charge schedule and the Class C CDSC and purchase amount are not affected.

Effective November 18, 2002, the new sales charge schedule for Class B shares and maximum purchase amount, described above, replaces the sales charge and maximum purchase amount information throughout the SAI, and specifically in the following sections: "Performance Information" on pages 18-20 and 21-22; "Purchasing Shares" on page 26; "Purchasing Shares -- Special Purchase Features - Class A Shares - Right of Accumulation" on page 35; and "Redemption and Exchange" on page 48.

The following paragraphs are added and average annual total and cumulative total return tables replace the similar tables on pages 18-20 and 21-22, respectively. Past performance is not a guarantee of future results:

Actual after-tax returns depend on the investor's individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts. The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the Fund's lifetime and do not reflect the impact of state and local taxes. Past performance, both before and after taxes, is not a guarantee of future results.

The average annual total return for each Class is shown for the 1 year, 5 year or 10 year period ending September 30, 2001. If a Class has not been in existence for a full 1, 5, or 10 year period, then lifetime returns are shown. Lifetime returns are not shown if performance information exists for the 10 year period.

Average Annual Total Return

Delaware Growth Opportunities Fund	1 year ended 9/30/01	5 years ended 9/30/01	10 years ended 9/30/01	Life of Fund[1]
Class A (at offer before taxes)[2]	-52.35%	3.81%	8.17%	N/A
Class A (at offer after taxes on distributions)[2]	-54.95%	0.27%	5.30%	N/A
Class A (at offer after taxes on distributions and sale of fund shares)[2]	-27.09%	3.64%	6.81%	N/A
Class A (at NAV before taxes)	-49.45%	5.05%	8.81%	N/A
Class B (including CDSC before taxes)[3]	-51.25%	4.15%	N/A	8.93%
Class B (including CDSC after taxes on distributions)[3]	-54.18%	-0.15%	N/A	4.83%
Class B (including CDSC after taxes on distributions and sale of fund shares)[3]	-25.77%	4.05%	N/A	7.50%
Class B (excluding CDSC before taxes)	-49.79%	4.32%	N/A	8.93%
Class C (including CDSC before taxes)	-50.16%	4.32%	N/A	7.04%
Class C (including CDSC after taxes on distributions)	-53.04%	0.10%	N/A	2.66%
Class C (including CDSC after taxes on distributions and sale of fund shares)	-25.20%	4.17%	N/A	6.03%
Class C (excluding CDSC before taxes)	-49.80%	4.32%	N/A	7.04%
Institutional Class (before taxes)	-49.30%	5.37%	9.10%	N/A
Institutional Class (after taxes on distributions)	-51.95%	1.34%	6.27%	N/A
Institutional Class (after taxes on distributions and sale of fund shares)	-25.15%	4.89%	7.61%	N/A

1 Class A Shares commenced operations on March 27, 1986. Institutional Class Shares commenced operations on November 9, 1992. Class B Shares commenced operation on September 6, 1994. Class C Shares commenced operations on November 29, 1995.
2 Prior to November 2, 1998, the maximum front-end sales charge was 4.75%. Effective November 2, 1998, the maximum front-end sales charge was increased to 5.75% and the above performance numbers are calculated using 5.75% as the applicable sales charge.
3 Effective November 18, 2002, the CDSC schedule for Class B Shares will be changed to: 4.00% during the first year, 3.25% during the second year, 2.75% during the third year, 2.25% during the fourth and fifth years, 1.50% during the sixth year and 0% thereafter. The above figures have been calculated using this new schedule. For the period November 2, 1998 through November 18, 2002, the CDSC schedule for Class B Shares was: (i) 5% if shares are redeemed within one year of purchase (ii) 4% if shares are redeemed during the second year; (iii) 3% if shares are redeemed during the third or fourth year; (iv) 2% if shares are redeemed during the fifth year; (v) 1% if shares are redeemed during the sixth year; and (v) 0% thereafter. The SAI dated November 30, 2001 included an Average Annual Total Return table with figures calculated using this old schedule.

Average Annual Total Return

Delaware Diversified Growth Fund1	1 year ended 9/30/01	Life of Fund5
Class A (at offer before taxes)2/3	-48.79%	-4.01%
Class A (at offer after taxes on distributions)2/3	-51.02%	-5.52%
Class A (at offer after taxes on distributions and sale of fund shares)2/3	-28.78%	-3.34%
Class A (at NAV before taxes)3	-45.68%	-2.82%
Class B (including CDSC before taxes)4	N/A	N/A
Class B (including CDSC after taxes on distributions)4	N/A	N/A
Class B (including CDSC after taxes on distributions and sale of fund shares)4	N/A	N/A
Class B (excluding CDSC before taxes)	N/A	N/A
Class C (including CDSC before taxes)	N/A	N/A
Class C (including CDSC after taxes on distributions)	N/A	N/A
Class C (including CDSC after taxes on distributions and sale of fund shares)	N/A	N/A
Class C (excluding CDSC before taxes)	N/A	N/A
Institutional Class (before taxes)	-45.68%	-2.82%
Institutional Class (after taxes on distributions)	-48.04%	-4.36%
Institutional Class (after taxes on distributions and sale of fund shares)	-26.83%	-2.42%

1 Returns reflect the voluntary waiver of fees and payments of expenses by the Manager. See Investment Management Agreement. In the absence of such voluntary fee waivers and expense payments, performance would have been affected negatively.
2 Prior to November 30, 1998, the maximum front-end sales charge was 4.75%. Effective November 30, 1998, the maximum front-end sales charge was increased to 5.75% and the above performance numbers are calculated using 5.75% as the applicable sales charge.
3 Returns reflect the voluntary waiver of 12b-1 fees by the Distributor. See Distribution and Service under Investment Management Agreement. In the absence of such voluntary waiver, performance would have been affected negatively.
4 Class A shares and Institutional Class shares commenced operations on December 2, 1996 and the date of public offering was May 1, 2002. Class B and Class C Shares date of commencement and public offering was May 1, 2002.
5 Effective November 18, 2002, the CDSC schedule for Class B Shares will be changed to: 4.00% during the first year, 3.25% during the second year, 2.75% during the third year, 2.25% during the fourth and fifth years, 1.50% during the sixth year and 0% thereafter. The above figures have been calculated using this new schedule.

Cumulative Total Return

Delaware Growth Opportunities Fund	Class A Shares (at offer)2	Class A Shares (at NAV)	Institutional Class Shares	Class B Shares (including CDSC)3	Class B Shares (excluding CDSC)	Class C Shares (including CDSC)	Class C Shares (excluding CDSC)
3 months ended 9/30/01	-26.53%	-22.06%	-22.01%	-25.32%	-22.21%	-23.01%	-22.23%
6 months ended 9/30/01	-17.33%	-12.30%	-12.15%	-16.05%	-12.55%	-13.49%	-12.62%
9 months ended 9/30/01	-36.60%	-32.74%	-32.59%	-35.77%	-33.09%	-33.78%	-33.11%
1 year ended 9/30/01	-52.35%	-49.45%	-49.30%	-51.25%	-49.79%	-50.16%	-49.80%
3 years ended 9/30/01	16.94%	24.07%	25.21%	19.78%	21.53%	21.47%	21.47%
5 years ended 9/30/01	20.57%	27.94%	29.89%	22.56%	23.58%	23.56%	23.56%
10 years ended 9/30/01	119.25%	132.63%	138.95%	N/A	N/A	N/A	N/A
Life of Fund1	920.50%	982.60%	1,011.97%	83.05%	83.05%	48.73%	48.73%

1 Class A Shares commenced operations on March 27, 1986. Institutional Class Shares commenced operations on November 9, 1992. Pursuant to applicable regulation, total return shown for the Delaware Growth Opportunities Fund Institutional Class for the periods prior to the commencement of operations of such Class is calculated by taking the performance of Delaware Growth Opportunities Fund A Class and adjusting it to reflect the elimination of all sales charges. However, for those periods, no adjustment has been made to eliminate the impact of 12b-1 payments, and performance would have been affected had such an adjustment been made. Class B Shares commenced operation on September 6, 1994. Class C Shares commenced operations on November 29, 1995.
2 Prior to November 2, 1998, the maximum front-end sales charge was 4.75%. Effective November 2, 1998, the maximum front-end sales charge was increased to 5.75% and the above performance numbers are calculated using 5.75% as the applicable sales charge.
3 Effective November 18, 2002, the CDSC schedule for Class B Shares will be changed to: 4.00% during the first year, 3.25% during the second year, 2.75% during the third year, 2.25% during the fourth and fifth years, 1.50% during the sixth year and 0% thereafter. The above figures have been calculated using this new schedule. For the period November 2, 1998 through November 18, 2002, the CDSC schedule for Class B Shares was: (i) 5% if shares are redeemed within one year of purchase (ii) 4% if shares are redeemed during the second year; (iii) 3% if shares are redeemed during the third or fourth year; (iv) 2% if shares are redeemed during the fifth year; (v) 1% if shares are redeemed during the sixth year; and (v) 0% thereafter. The SAI dated November 30, 2001 included an Average Annual Total Return table with figures calculated using this old schedule.

Delaware Diversified Growth Fund1	Class A Shares (at offer)2/3	Class A Shares (at NAV)3	Institutional Class Shares	Class B Shares (including CDSC)	Class B Shares (excluding CDSC)	Class C Shares (including CDSC)	Class C Shares (excluding CDSC)
3 months ended 9/30/01	-24.04%	-19.40%	-19.29%	N/A	N/A	N/A	N/A
6 months ended 9/30/01	-17.04%	-12.00%	-12.00%	N/A	N/A	N/A	N/A
9 months ended 9/30/01	-34.22%	-30.20%	-30.20%	N/A	N/A	N/A	N/A
1 year ended 9/30/01	-48.79%	-45.68%	-45.68%	N/A	N/A	N/A	N/A
3 years ended 9/30/01	-26.32%	-21.81%	-21.81%	N/A	N/A	N/A	N/A
Life of Fund4	-17.93%	-12.91%	-12.91%	N/A	N/A	N/A	N/A

1 Returns reflect the voluntary waiver of fees and payments of expenses by the Manager. See Investment Management Agreement. In the absence of such voluntary fee waivers and expense payments, performance would have been affected negatively.
2 Prior to November 30, 1998, the maximum front-end sales charge was 4.75%. Effective November 30, 1998, the maximum front-end sales charge was increased to 5.75% and the above performance numbers are calculated using 5.75% as the applicable sales charge.
3 Returns reflect the voluntary waiver of 12b-1 fees by the Distributor. See Distribution and Service under Investment Management Agreement. In the absence of such voluntary waiver, performance would have been affected negatively.
4 Class A Shares and Institutional Class shares commenced operations on December 2, 1996 and the date of public offering was May 1, 2002. Class B and Class C Shares date of commencement and public offering was May 1, 2002.

The fourth paragraph under "Purchasing Shares -- Contingent Deferred Sales Charge - Class B Shares and Class C Shares" on page 29 and the last sentence of the sixth paragraph under "Redemption and Exchange -- Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value" on page 52 which states: "All investments made during a calendar month, regardless of what day of the month the investment occurred, will age one month on the last day of that month and each subsequent month." is deleted.

The first paragraph under the section entitled "Institutional Classes" under the heading "PURCHASING SHARES" is hereby revised by inserting the following language at the end of the paragraph:

"(f) certain plans qualified under Section 529 of the Internal Revenue Code for which Delaware Service Company, Inc., the Distributor, or the Manager or one or more of their affiliates provide record keeping, administrative, investment management, marketing, distribution or similar services; and (g) programs sponsored by financial intermediaries where such program requires the purchase of Institutional Class shares."

The date of this Supplement is November 18, 2002.